Annual Fund Operating Expenses	Jun. 30, 2021
Prospectus #1 | Delaware Ivy Accumulative Fund | Class A
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.11%
Total annual fund operating expenses	1.04%
Fee waivers and expense reimbursements	none	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.04%
Prospectus #1 | Delaware Ivy Accumulative Fund | Class B
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	1.00%
Other expenses	1.45%
Total annual fund operating expenses	3.13%
Fee waivers and expense reimbursements	(0.95%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.18%
Prospectus #1 | Delaware Ivy Accumulative Fund | Class C
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.36%
Total annual fund operating expenses	2.04%
Fee waivers and expense reimbursements	(0.05%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.99%
Prospectus #1 | Delaware Ivy Accumulative Fund | Class I
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	none
Other expenses	0.20%
Total annual fund operating expenses	0.88%
Fee waivers and expense reimbursements	(0.01%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.87%
Prospectus #1 | Delaware Ivy Accumulative Fund | Class R6
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	none
Other expenses	0.06%
Total annual fund operating expenses	0.74%
Fee waivers and expense reimbursements	none	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.74%
Prospectus #2 | Delaware Ivy Wilshire Global Allocation Fund | Class A
Operating Expenses:
Management fees	0.06%
Distribution and service (12b-1) fees	0.25%
Dividends on short sales and interest expenses	0.72%	[2]
Other expenses	0.11%
Total annual fund operating expenses	0.42%	[3]
Fee waivers and expense reimbursements	(0.01%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.13%	[5]
Prospectus #2 | Delaware Ivy Wilshire Global Allocation Fund | Class B
Operating Expenses:
Management fees	0.06%
Distribution and service (12b-1) fees	1.00%
Dividends on short sales and interest expenses	0.72%	[2]
Other expenses	1.39%
Total annual fund operating expenses	2.45%	[3]
Fee waivers and expense reimbursements	(1.05%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.12%	[5]
Prospectus #2 | Delaware Ivy Wilshire Global Allocation Fund | Class C
Operating Expenses:
Management fees	0.06%
Distribution and service (12b-1) fees	1.00%
Dividends on short sales and interest expenses	0.72%	[2]
Other expenses	0.17%
Total annual fund operating expenses	1.23%	[3]
Fee waivers and expense reimbursements	none	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.95%	[5]
Prospectus #2 | Delaware Ivy Wilshire Global Allocation Fund | Class I
Operating Expenses:
Management fees	0.06%
Distribution and service (12b-1) fees	none
Dividends on short sales and interest expenses	0.72%	[2]
Other expenses	0.06%
Total annual fund operating expenses	0.12%	[3]
Fee waivers and expense reimbursements	(0.01%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.83%	[5]
Prospectus #2 | Delaware Ivy Wilshire Global Allocation Fund | Class R6
Operating Expenses:
Management fees	0.06%
Distribution and service (12b-1) fees	none
Dividends on short sales and interest expenses	0.72%	[2]
Other expenses	0.05%
Total annual fund operating expenses	0.11%	[3]
Fee waivers and expense reimbursements	none	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.83%	[5]

[1]	Through October 28, 2022, Delaware Management Company (Manager), the Fund’s investment manager, the Distributor, and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class B shares at 2.18%; Class C shares at 1.99%; and Class I Shares at 0.87%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[2]	Acquired Fund Fees and Expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the Underlying Affiliated Funds (defined below) in which the Fund invested during the last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund's assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of t each Underlying Affiliated Fund for the Fund's most recent fiscal period. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's NAV.
[3]	The Total annual fund operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include certain extraordinary expenses.
[4]	Through October 28, 2022, Delaware Management Company (Manager), the Fund’s investment manager, the Distributor, and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions and extraordinary expenses, if any) as follows: Class A shares at 1.13%; Class B shares at 2.12%; Class C shares at 1.96%; and Class I Shares at 0.83%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[5]	The Total annual fund operating expenses after fee waivers and expense reimbursements ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include certain extraordinary expenses and the Acquired Fund Fees and Expenses.